Net Income (Loss) per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net Income (Loss) per Share
8.	Net Income (Loss) per Share

Basic and diluted net income (loss) per share attributable to common stockholders was calculated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Numerator:
Net loss	$(9,053)	$(6,619)	$(17,044)	$(12,359)
Modification of Series A preferred stock	—	10,565	—	10,565
Accruing dividends on preferred stock	—	(2,152)	(1,378)	(4,239)
Allocation of net income to convertible preferred stockholders	—	(1,726)	—	—

Net income (loss) attributable to common stockholders-basic	(9,053)	68	(18,422)	(6,033)
Modification of Series A preferred stock	—	(10,565)	—	—
Accruing dividends on preferred stock	—	2,152	—	—
Allocation of net income to convertible preferred stockholders	—	1,726	—	—

Net loss attributable to common stockholders-diluted	$(9,053)	$(6,619)	$(18,422)	$(6,033)

Denominator:
Weighted average number of common shares outstanding—basic	19,139,183	553,526	14,953,022	543,368
Effect of conversion of convertible preferred stock	—	13,962,472	—	—

Weighted average number of common shares outstanding—diluted	19,139,183	14,515,998	14,953,022	543,368

Net income (loss) per share attributable to common stockholders—basic	$(0.47)	$0.12	$(1.23)	$(11.10)

Net loss per share attributable to common stockholders—diluted	$(0.47)	$(0.46)	$(1.23)	$(11.10)

The Company’s potential dilutive securities, which include stock options, convertible preferred stock and a warrant to purchase preferred stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same, except for the three months ended June 30, 2015.

The Company excluded the following potential common shares, presented based on amounts outstanding for the three months ended June 30, 2016 and 2015, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Three Months Ended
	June 30,
	2016	2015
Convertible preferred stock (as converted to common stock)	—	—
Options to purchase common stock	1,751,524	969,360
Warrant for the purchase of convertible preferred stock (as converted to common stock)	14,800	14,800

	1,766,324	984,160

The Company excluded the following potential common shares, presented based on amounts outstanding for the six months ended June 30, 2016 and 2015, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Six Months Ended June 30,
	2016	2015
Convertible preferred stock (as converted to common stock)	—	6,980,712
Options to purchase common stock	1,751,524	969,360
Warrant for the purchase of convertible preferred stock (as converted to common stock)	14,800	14,800

	1,766,324	7,964,872

In addition to the potentially dilutive securities noted above, as of June 30, 2015, the Company had outstanding convertible promissory notes for which principal and unpaid accrued interest due under the notes was automatically convertible into the class of the Company’s stock issued in the Company’s next qualified financing, as defined, based on a conversion price equal to the price per share paid by the investors in the financing. Because the necessary conditions for conversion of the notes had not been met as of June 30, 2015, the Company excluded these notes from the table above and the calculation of diluted net loss per share for the three and six months ended June 30, 2015. On September 2, 2015, and concurrent with the sale of Series B preferred stock, all outstanding convertible promissory notes and accrued interest thereon were automatically converted into shares of Series B preferred stock.

13.	Net Loss per Share

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year Ended December 31,
	2015	2014	2013
Numerator:
Net loss	$(25,040)	$(15,772)	$(15,720)
Modifications of Series A preferred stock	11,481	(6,037)	—
Modifications of Series B preferred stock	(26)	—	—
Accruing dividends on preferred stock	(9,724)	(7,837)	(6,887)

Net loss attributable to common stockholders	$(23,309)	$(29,646)	$(22,607)

Denominator:
Weighted average number of common shares outstanding—basic and diluted	553,162	465,115	419,633

Net loss per share attributable to common stockholders—basic and diluted	$(42.14)	$(63.74)	$(53.87)

The Company’s potential dilutive securities, which include stock options, convertible preferred stock and a warrant to purchase preferred stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	December 31,
	2015	2014	2013
Convertible preferred stock (as converted to common stock)	9,699,600	20,944,249	6,518,186
Payment of accruing dividends on Series A preferred stock in shares of common stock upon conversion of Series A preferred stock	2,590,742	—	—
Options to purchase common stock	979,365	972,603	828,467
Warrant for the purchase of convertible preferred stock (as converted to common stock)	14,800	44,406	14,800

	13,284,507	21,961,258	7,361,453

In addition to the potentially dilutive securities noted above, as of December 31, 2014, the Company had outstanding convertible promissory notes for which principal and unpaid accrued interest due under the notes was automatically convertible into the class of the Company’s stock issued in the Company’s next qualified financing, as defined, based on a conversion price equal to the price per share paid by the investors in the financing (see Note 6). Because the necessary conditions for conversion of the notes had not been met as of December 31, 2014, the Company excluded these notes from the table above and the calculation of diluted net loss per share for the year ended December 31, 2014. On September 2, 2015, and concurrent with the sale of Series B preferred stock, all outstanding convertible promissory notes and accrued interest thereon were automatically converted into shares of Series B preferred stock (see Note 8).